Corporate Administration, Marketing And Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [Abstract]
Corporate administration expenses	$ 63	$ 60	$ 52
Share scheme and related costs	19	16	12
Selling, general and administrative expense	$ 82	$ 76	$ 64